(2) Significant Accounting Policies: Net Loss Per Common Share (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Earnings per share

Basic net loss per common share ("Basic EPS") is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period.

Diluted net loss per common share ("Diluted EPS") is computed by dividing net loss attributable to common shareholders by the sum of the weighted-average number of common shares outstanding and the weighted-average dilutive common share equivalents outstanding.  The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect.

Scenario, Previously Reported
Policies
Earnings per share

Net Loss Per Common Share

Basic net loss per common share ("Basic EPS") is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period.

Diluted net loss per common share ("Diluted EPS") is computed by dividing net loss attributable to common stockholders by the sum of the weighted-average number of common shares outstanding and the weighted-average dilutive common share equivalents outstanding.  The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect.

Common share equivalents consist of shares issuable upon the exercise of common stock options and warrants, and shares issuable upon conversion of preferred stock.  As of September 30, 2012 and 2011, there were 565,034,215 and 399,448,202  outstanding common share equivalents, respectively, that were not included in the computation of diluted net loss per common share as their effect would be anti-dilutive.  The common stock equivalents outstanding as of September 30, 2012 and 2011, consisted of the following:

	2012	2011
Conversion of debt and accrued interest and loan origination fees	172,699,722	-
Conversion of Series D Preferred stock	292,578,000	269,070,000
Exercise of outstanding common stock options and warrants	67,356,493	99,178,202
Exercise and conversion of outstanding Series D Preferred stock
warrants	32,400,000	31,200,000
Total common stock equivalents	565,034,215	399,448,202